INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

9F Inc. is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gains.

According to the HK regulations, HK entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first HK$2 million of profit earned by HK entity will be taxed at 8.25%, and the remaining profits will be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered tax regime, each group of connected entities can nominate only one entity to benefit from the two-tiered tax rate.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the Group’s subsidiaries domiciled in the PRC are subject to a 25% statutory rate unless they are qualified for preferential income tax rate status in accordance with the EIT Law. Certain of the Group’s PRC subsidiaries and VIEs enjoy a preferential income tax rate of 15% or 20% under the EIT Law. A “high and new technology enterprise” is entitled to a favorable income tax rate of 15% and such qualification is reassessed by the relevant governmental authorities every three years. Jiufu Shuke Technology Group Co, Ltd (“Jiufu Shuke”) was qualified as a “high and new technology enterprise” and is entitled to a preferential income tax rate of 15% from October 2020 to October 2023. Beijing Yilian Digital Cloud Technology Co., Ltd(“Yilian”), a subsidiary of Beijing Lirongxing Trading Co., Ltd(“Lirongxing”), was qualified as a “high and new technology enterprise” and is entitled to a preferential income tax rate of 15% from October 2023 to October 2026. Shenzhen Fuben Network Technology Co., Ltd(“Fuben”), was qualified as a “high and new technology enterprise” and is entitled to a preferential income tax rate of 15% from December 2021 to December 2024. Beijing Jiufu Puhui Information Technology Co., LTD (“Jiufu Puhui”) was qualified as a “high and new technology enterprise” and is entitled to a preferential income tax rate of 15% from December 2020 to December 2023. Beijing Puhui Lianyin Information Technology Co., LTD (“Puhui Lianyin”) was qualified as a “high and new technology enterprise” and is entitled toa preferential income tax rate of 15% from October 2020 to October 2023.

The Group’s subsidiary tax rate in Southeast Asia ranges from 20% to 22%

The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax	26,735	11,623	8,822
Deferred tax	—	—	(1,077)
Total	26,735	11,623	7,745

The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax expenses	(148,268)	(570,480)	(132,604)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(37,067)	(142,620)	(33,151)
Non-deductible expenses	699	118,557	(4,760)
Change in valuation allowance	113,426	93,836	113,255
Adjustment on current income tax of the prior periods	—	(2,878)	1,739
Effect of tax holiday and preferential tax rates	(3,441)	4,184	(5,039)
Tax loss carryforward	(56,368)	(56,230)	(46,469)
Share-based compensation expenses	13,085	1,332	(17,985)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(3,599)	(4,558)	155
Income tax expense	26,735	11,623	7,745

The aggregate amount and per ordinary share effect of the tax holiday, the certification expiration date varies from October 21, 2023 to December 23, 2024 and preferential tax rates are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(6,522)	(163,113)	5,039
The aggregate effect on basic and diluted net income per ordinary share:
-Basic and diluted	(0.03)	(0.70)	0.02

The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Allowance for doubtful accounts	466,018	502,396	559,715
Net operating loss carry forwards	120,523	406,264	401,423
Less: valuation allowance	(586,541)	(908,660)	(961,138)
Total deferred tax assets, net	—	—	—

The movements in the valuation allowance for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	604,030	586,541	908,660
Additions	—	322,119	72,454
Reversal	(17,489)	—	(19,976)
Balance at December 31,2021 and 2022	586,541	908,660	961,138

	December 31,	December 31,
	2022	2023
	RMB	RMB
Intangible asset from acquisition	7,126	6,049
Total deferred tax liabilities	7,126	6,049

As of December 31,2023, the Group had net operating losses of RMB 1,605,692 arising from certain loss-making subsidiaries. The net operating losses could be used for five years since its generation. The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. For the year ended December 31, 2023, the Company provided full valuation allowance of against the deferred tax assets because the Company assessed that the deferred tax assets would not be provided for impairment.

The Group considers positive and negative evidence to determine whether some portion or all of the net deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The valuation allowance is considered on each individual entity basis. Considering all the above factors, valuation allowances are established for certain entities because the Group believes that it is more likely than not that its net deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%, the Group is not subject to any other uncertain tax position.

The EIT regulations (i.e. Caishui [2011] No. 112) specify that legal entities organized in the Xinjiang Kashgar Special Economic Development Area upon meeting certain requirements can qualify for five years exemption on income tax. Uncertainties exist with regard to whether Xinjiang Shuke can meet the requirements stipulated under the current EIT regulations as well as whether the Group’s income allocation to entities in Xinjiang match with their business substance. Despite the present uncertainties resulting from the limited tax implementation guidance for the preferential tax treatment of the above regulation in Xinjiang and the tax authorities’ view on the income allocation, the Group believes that the legal entities in the Xinjiang Kashgar Special Economic Development Area meet the requirements as stipulated by the prevailing EIT laws and regulations and therefore can qualify for the income tax exemption and the current income allocation ratio can be sustained. If the PRC tax authorities subsequently determine that these entities do not qualify for the income tax exemption status or the income allocation ratio is not in compliance with arm’s length principle, these entities will be subject to the PRC income taxes, at a statutory rate of 25%, or a transfer pricing adjustment would be made to increase the profit of other entities (subject to 25% or 15% EIT rate) in the Group, which will in turn increase our tax liability, late payment interest, and penalties of the Group.

According to PRC Tax Administration and Collection Law, the statute of limitations is for a period of three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2020, the Group is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2022 and December 31, 2023.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of the financial reporting basis over the tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIEs without significant tax costs. As such, the Group did not accrue deferred tax liabilities on the earnings of the VIEs given that the Group will ultimately use this provision.